Schedule of Investments (unaudited) July 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.2%
City of Birmingham Alabama, GO, CAB, Series A-1, 5.00%, 03/01/45	$915	$1,061,171
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/34	240	294,588
Series A, 5.00%, 12/01/47	655	785,797
Southeast Energy Authority A Cooperative District, RB,
Series B, 4.00%, 12/01/51(a)	1,380	1,734,357

		3,875,913

Alaska — 0.2%
Alaska Industrial Development & Export Authority, RB,
Series A, 5.50%, 10/01/41	850	857,115

Arizona — 2.2%
Arizona Industrial Development Authority, RB(b) 5.00%, 07/01/54	545	608,514
Series A, 5.00%, 07/01/39	480	513,312
Series A, 5.00%, 07/01/49	545	575,951
Series A, 5.00%, 07/01/54	420	442,340
City of Phoenix Civic Improvement Corp., Refunding RB, AMT, Senior Lien, 5.00%, 07/01/32	1,000	1,085,860
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	305	346,199
Industrial Development Authority of the County of Pima, RB(b)
5.00%, 07/01/39	500	541,080
5.00%, 06/15/47	830	848,044
Industrial Development Authority of the County of Pima, Refunding RB(b)
5.00%, 06/15/49	485	515,288
5.00%, 06/15/52	470	497,885
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(b)	200	241,370
5.00%, 07/01/54(b)	470	547,701
Series A, 5.00%, 09/01/36	575	726,087

		7,489,631

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	1,375	1,546,146

California — 8.8%
California Community Housing Agency, RB, M/F Housing(b)
Series A, 5.00%, 04/01/49	205	234,944
Series A-2, 4.00%, 08/01/47	1,325	1,466,802
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/37	945	1,028,207
Sub-Series A-2, 5.00%, 11/01/47	1,140	1,781,433
California Housing Finance, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	816	972,196
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	1,290	1,330,158
California Statewide Communities Development Authority, Refunding RB, Series A, 4.00%, 12/01/53	865	910,871
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 3.50%, 06/01/36	870	885,982

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB (continued)
Series A-1, 5.00%, 06/01/47	$785	$811,384
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, 6.25%, 08/01/43(c)	5,000	5,831,650
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/36	365	446,366
Series A, AMT, 5.00%, 03/01/37	400	488,620
San Diego Community College District, GO, CAB(d)
0.00%, 08/01/31	1,855	1,166,535
0.00%, 08/01/32	2,320	1,370,122
San Diego Unified School District, GO, CAB(d)
Series C, 0.00%, 07/01/38	1,400	1,028,818
Series G, 0.00%, 01/01/24(e)	2,730	1,412,352
San Diego Unified School District, Refunding GO, CAB,
Series R-1, 0.00%, 07/01/31(d)	1,110	969,041
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/49	705	876,555
San Marcos Unified School District, GO(e)
Series A, 5.00%, 08/01/34	600	600,000
Series A, 5.00%, 08/01/38	490	490,000
State of California, GO, 5.00%, 04/01/42	1,500	1,546,785
Yosemite Community College District, GO(d)
Series D, 0.00%, 08/01/36	2,000	1,537,720
Series D, 0.00%, 08/01/37	2,790	2,089,347

		29,275,888

Colorado — 1.8%
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	1,165	1,308,365
Colorado Health Facilities Authority, RB, Series A, 4.00%, 11/15/46	945	1,068,407
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	940	1,089,789
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	2,500	2,703,725

		6,170,286

Connecticut — 1.0%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series E-1, (HUD SECT 8), 3.25%, 11/15/54	620	653,598
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	95	102,761
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 07/01/41	1,650	1,904,562
State of Connecticut, GO, Series C, 5.00%, 06/15/32	545	696,041

		3,356,962

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	875	1,006,950

Florida — 10.5%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	1,420	1,575,817
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/55	480	506,822
Series SE, 3.00%, 07/01/31	100	105,395

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Capital Trust Agency, Inc., RB(b) (continued)
Series SE, 4.00%, 07/01/41	$165	$183,579
Series SE, 4.00%, 07/01/51	190	206,631
Series SE, 4.00%, 07/01/56	160	172,656
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	525	192,701
Series A, 0.00%, 09/01/53	560	171,601
County of Lee Florida Airport Revenue, Refunding RB
Series A, AMT, 5.63%, 10/01/26	825	826,493
Series A, AMT, 5.38%, 10/01/32	1,100	1,101,903
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	425	497,824
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	160	181,536
Series A, AMT, 5.00%, 10/01/22(e)	1,730	1,823,904
County of Miami-Dade Seaport Department, ARB
Series A, 6.00%, 10/01/38	1,780	1,991,927
Series B, AMT, 6.00%, 10/01/30	570	637,767
Series B, AMT, 6.25%, 10/01/38	360	402,952
Series B, AMT, 6.00%, 10/01/42	580	647,709
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/41	505	278,679
Series A-2, 0.00%, 10/01/42	675	357,770
Series A-2, 0.00%, 10/01/43	615	312,912
Series A-2, 0.00%, 10/01/44	625	306,038
Series A-2, 0.00%, 10/01/45	525	247,538
Florida Development Finance Corp., RB(b)
AMT, 5.00%, 05/01/29	480	516,197
Series A, AMT, 5.00%, 08/01/29(a)	185	191,318
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	270	300,318
Florida Ports Financing Commission, Refunding RB, Series B, AMT, 5.38%, 10/01/22(e)	2,400	2,419,512
Greater Orlando Aviation Authority, ARB
Sub-Series A, AMT, 5.00%, 10/01/37	660	811,331
Sub-Series A, AMT, 5.00%, 10/01/47	2,170	2,637,027
Sub-Series A, AMT, 5.00%, 10/01/52	1,330	1,605,736
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	235	255,179
4.00%, 05/01/50	395	421,967
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	2,635	3,024,137
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	495	546,356
5.00%, 08/01/47	1,435	1,580,767
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	200	214,248
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	140	163,750
Palm Beach County Solid Waste Authority, Refunding RB
Series B, 5.00%, 10/01/21(e)	30	30,235
Series B, 5.00%, 10/01/31	1,870	1,884,773

Security	Par (000)	Value

Florida (continued)
Putnam County Development Authority, Refunding RB, Series A, 5.00%, 03/15/42	$1,560	$1,886,555
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(e)	1,040	1,137,126
State of Florida, GO, Series B, 4.00%, 07/01/39	1,840	2,203,823
Storey Creek Community Development District, SAB, 4.13%, 12/15/49	500	526,060

		35,086,569

Georgia — 1.5%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	440	511,245
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	280	326,721
LaGrange-Troup County Hospital Authority, Refunding RB, 4.00%, 04/01/47	1,110	1,254,067
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	615	755,355
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	470	536,270
5.00%, 01/01/56	645	786,474
Private Colleges & Universities Authority, RB
5.00%, 04/01/33	120	134,044
5.00%, 04/01/44	550	610,274

		4,914,450

Hawaii — 0.4%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,150	1,327,479

Illinois — 10.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	985	1,277,210
Series A, 5.00%, 12/01/38	400	516,264
Series A, 5.00%, 12/01/39	360	462,413
Series A, 5.00%, 12/01/40	730	937,050
Series A, 5.00%, 12/01/41	470	601,760
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	205	261,141
Series A, 5.00%, 12/01/30	840	1,090,832
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(d)	225	214,189
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/34	505	557,055
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	2,585	3,152,795
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.38%, 01/01/39	3,235	3,452,651
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(e)	515	523,492
Illinois Finance Authority, Refunding RB
Series A, 5.75%, 08/15/34	400	400,752
Series C, 4.13%, 08/15/37	665	752,035
Series C, 5.00%, 08/15/44	305	354,251
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	645	735,693
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	2,465	2,930,639
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	670	804,094

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, CAB, Series A, (NPFGC), 0.00%, 12/15/36(d)	$10,000	$7,111,800
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	515	596,319
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/44(d)	2,980	1,751,823
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	2,000	2,735,060
State of Illinois, GO
5.25%, 02/01/32	870	966,866
5.50%, 07/01/33	710	769,619
5.25%, 02/01/34	600	666,012
5.50%, 07/01/38	390	421,200

		34,043,015

Indiana — 0.7%
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	1,000	1,008,330
Series A, AMT, 5.00%, 07/01/40	770	828,389
Series A, AMT, 5.00%, 07/01/44	445	477,049

		2,313,768

Louisiana — 1.8%
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/46	2,400	2,897,184
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,620	2,984,756

		5,881,940

Maine — 0.0%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.35%, 11/15/44	175	187,486

Maryland — 0.3%
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.63%, 06/01/46(b)	655	686,637
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	145	179,356

		865,993

Massachusetts — 1.9%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,855	2,199,640
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/41	815	952,670
Massachusetts Educational Financing Authority, RB, Series C, AMT, Subordinate, 3.00%, 07/01/51	515	523,678
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	55	59,865
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	660	698,927
Massachusetts School Building Authority, RB
Series A, 5.00%, 05/15/23(e)	1,110	1,207,380
Sub-Series B, 4.00%, 02/15/43	670	728,230

		6,370,390

Michigan — 5.2%
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	545	632,887
Michigan Finance Authority, Refunding RB
5.00%, 12/01/21(e)	15	15,243
4.00%, 11/15/46	1,050	1,183,182
Series A, 4.00%, 12/01/40	2,630	3,085,384

Security	Par (000)	Value

Michigan (continued)
Michigan State Building Authority, Refunding RB(e)
Series I-A, 5.38%, 10/15/21	$600	$606,366
Series II-A, (AGM), 5.25%, 10/15/21	1,900	1,919,684
Series II-A, 5.38%, 10/15/21	1,000	1,010,610
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 2.45%, 10/01/46	625	620,862
Series A, 4.15%, 10/01/53	1,680	1,826,815
Series A, 2.70%, 10/01/56	2,240	2,252,298
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 2.95%, 12/01/39	450	470,925
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	570	720,138
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,465	1,782,480
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	720	802,030
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(e)	340	377,947

		17,306,851

Missouri — 0.4%
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	1,140	1,318,855

Nebraska — 0.8%
Central Plains Energy Project, RB, 5.25%, 09/01/37	2,650	2,789,416

New Jersey — 8.6%
New Jersey Economic Development Authority, RB
Series WW, 5.25%, 06/15/25(e)	15	17,876
Series WW, 5.25%, 06/15/33	135	158,251
Series WW, 5.00%, 06/15/34	180	209,110
Series WW, 5.00%, 06/15/36	800	927,776
Series WW, 5.25%, 06/15/40	305	354,535
AMT, 5.13%, 01/01/34	610	669,731
AMT, 5.38%, 01/01/43	790	868,202
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	295	333,530
New Jersey Educational Facilities Authority, Refunding RB, Series A, 5.00%, 07/01/42	800	976,400
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	800	864,136
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/25	165	167,199
1st Series, AMT, 5.50%, 12/01/26	115	116,532
1st Series, AMT, 5.75%, 12/01/28	65	65,918
Series B, AMT, 3.25%, 12/01/39	2,150	2,308,476
Sub-Series C, AMT, 3.63%, 12/01/49	645	665,582
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	840	872,752
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	1,400	1,682,436
Series A, 0.00%, 12/15/29(d)	225	194,875
Series AA, 5.25%, 06/15/33	1,315	1,433,205
Series AA, 5.00%, 06/15/38	1,180	1,323,169
Series AA, 5.50%, 06/15/39	4,650	5,073,429
Series AA, 5.00%, 06/15/45	790	1,003,403
Series AA, 3.00%, 06/15/50	235	251,384
Series D, 5.00%, 06/15/32	525	601,608
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.00%, 12/15/39	925	1,082,056

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	$510	$593,538
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/34	820	1,028,780
Series A, 5.00%, 06/01/36	1,220	1,528,294
Series A, 4.00%, 06/01/37	745	872,864
Sub-Series B, 5.00%, 06/01/46	2,005	2,401,409

		28,646,456

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/39	170	192,426
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	325	377,296

		569,722

New York — 7.4%
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	200	200,900
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/56	1,330	1,578,763
New York City Housing Development Corp., RB, M/F Housing, Series I-1, (FHA 542 (C)), 2.55%, 11/01/45	1,000	1,017,940
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/46	1,000	1,172,500
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32	2,200	2,333,144
New York City Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/48	5,000	5,825,400
New York City Water & Sewer System, Refunding RB, Series BB, 5.25%, 12/15/21(e)	1,250	1,273,613
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(b)	975	1,077,336
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	395	471,132
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	4,950	5,601,123
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	350	453,142
AMT, 5.00%, 10/01/40	1,000	1,278,560
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	555	631,135
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,110	1,256,642
Series 207, AMT, 4.00%, 09/15/43	410	472,283

		24,643,613

Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,245	4,980,998
County of Butler Ohio, Refunding RB, 4.00%, 11/15/37	890	1,028,795
County of Lucas Ohio, Refunding RB, Series A, 6.50%, 11/15/21(e)	460	468,372
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	165	180,101

Security	Par (000)	Value

Ohio (continued)
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/32	$610	$657,678
Series A-1, Junior Lien, 5.25%, 02/15/33	850	916,164

		8,232,108

Oklahoma — 0.2%
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	495	569,809

Oregon — 0.4%
Clackamas Community College District, GO, Series A, 5.00%, 06/15/40	390	483,565
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	875	501,690
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	270	282,155

		1,267,410

Pennsylvania — 10.8%
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	100	113,834
4.00%, 07/01/51	100	112,766
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/35	670	819,859
Series B, AMT, 5.00%, 07/01/47	765	919,247
Commonwealth Financing Authority, RB
(AGM), 4.00%, 06/01/39	935	1,079,607
Series B, 5.00%, 06/01/22(e)	2,110	2,195,307
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	840	941,447
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	875	1,026,462
Series B, 4.00%, 03/15/40	3,000	3,357,480
AMT, 5.00%, 12/31/34	2,220	2,632,787
AMT, 5.00%, 12/31/38	1,155	1,370,835
AMT, 5.00%, 06/30/42	3,300	3,839,847
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	835	962,530
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	180	180,032
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	3,175	3,652,298
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, AMT, 3.85%, 04/01/38	1,760	1,960,358
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	550	630,916
Series A-1, 5.00%, 12/01/41	730	874,445
Series B, 5.00%, 12/01/40	285	337,545
Series C, 5.50%, 12/01/23(e)	490	551,025
Series C, 5.00%, 12/01/39	2,900	3,324,560
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	1,755	2,073,094
Pennsylvania Turnpike Commission, Refunding RB 3rd Series, 4.00%, 12/01/38	1,835	2,133,628

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB (continued)
Series A-1, 5.00%, 12/01/40	$680	$792,030
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/38	270	326,522

		36,208,461

Puerto Rico — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,407	6,219,943
Series A-1, Restructured, 5.00%, 07/01/58	3,922	4,569,640
Series A-2, Restructured, 4.33%, 07/01/40	1,324	1,503,865
Series A-2, Restructured, 4.78%, 07/01/58	276	317,345
Series B-1, Restructured, 4.75%, 07/01/53	424	487,748
Series B-2, Restructured, 4.78%, 07/01/58	411	472,819
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	5,089	1,700,133

		15,271,493

Rhode Island — 1.3%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	415	492,692
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	945	1,052,153
Series B, 5.00%, 06/01/50	2,340	2,679,113

		4,223,958

South Carolina — 6.3%
Charleston County Airport District, ARB, Series A, AMT, 5.50%, 07/01/41	1,360	1,484,902
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	357,097
4.38%, 11/01/49	465	524,501
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/48	2,010	2,506,912
5.00%, 01/01/55(b)	855	911,772
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/38	2,220	2,748,271
Series A, (AGM), 6.50%, 08/01/39(e)	100	100,000
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(e)	2,040	2,422,704
AMT, 5.00%, 07/01/48	470	567,986
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	3,935	4,437,342
Series E, 5.50%, 12/01/53	2,820	3,119,569
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/38	1,840	2,024,460

		21,205,516

South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37	1,085	1,260,803

Security	Par (000)	Value

Tennessee — 1.1%
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	$750	$870,345
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/46	1,110	1,307,902
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	1,060	1,427,746

		3,605,993

Texas — 14.7%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	115	111,182
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/37	1,240	1,401,150
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/22(e)	605	636,043
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	405	406,608
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	230	274,050
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	225	267,840
Sub-Series A, AMT, 4.00%, 07/01/39	450	543,452
Sub-Series A, AMT, 4.00%, 07/01/40	360	433,454
Sub-Series A, AMT, 4.00%, 07/01/41	360	433,015
Sub-Series A, AMT, 4.00%, 07/01/47	350	408,772
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(e)	500	536,755
Dallas Fort Worth International Airport, ARB(e)
Series D, AMT, 5.00%, 11/01/21	2,940	2,974,192
Series H, AMT, 5.00%, 11/01/21	2,715	2,746,575
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	865	960,548
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(d)(e)	3,020	1,529,479
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/36(d)	1,850	1,087,892
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	450	491,436
North Texas Tollway Authority, RB, CAB, Series C, 6.75%, 09/01/31(c)(e)	10,000	15,189,900
North Texas Tollway Authority, Refunding RB
4.25%, 01/01/49	1,090	1,285,055
Series A, 5.00%, 01/01/43	790	974,236
Series B, 5.00%, 01/01/40	530	564,683
San Antonio Public Facilities Corp., Refunding RB(d)
0.00%, 09/15/35	1,150	606,510
0.00%, 09/15/36	3,875	1,926,960
0.00%, 09/15/37	17,775	8,322,966
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	1,680	2,113,608
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	750	831,683
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	260	284,099

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	$330	$369,650
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	125	171,993
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	1,135	1,292,232

		49,176,018

Utah — 0.7%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/42	1,095	1,326,483
Series A, AMT, 5.00%, 07/01/48	395	479,439
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39(b)	185	203,334
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	335	395,186

		2,404,442

Washington — 3.3%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,730	2,062,471
Series C, AMT, 5.00%, 04/01/40	900	1,015,839
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	2,145	2,764,240
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	430	490,682
Washington Health Care Facilities Authority, RB 4.00%, 10/01/45	630	702,866
Series B, 5.00%, 08/15/44	3,000	3,139,080
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	863	1,018,693

		11,193,871

West Virginia — 0.5%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	870	976,097
West Virginia Parkways Authority, RB, Senior Lien, 5.00%, 06/01/47	645	847,278

		1,823,375

Wisconsin — 1.6%
Public Finance Authority, RB(b)
Series A, 5.00%, 07/15/39	100	114,526
Series A, 5.00%, 07/01/40	300	340,341
Series A, 5.00%, 07/15/49	355	397,912
Series A, 5.00%, 07/15/54	170	189,225
Series A-1, 5.00%, 01/01/55	535	616,304
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(b)	295	321,668

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.15%, 11/01/48	$1,920	$2,132,871
Series A, 4.45%, 05/01/57	1,030	1,136,100

		5,248,947

Total Municipal Bonds — 114.3% (Cost: $333,192,985)		381,537,098

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California(g) — 1.7%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	3,392	3,878,185
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42	1,391	1,747,518

		5,625,703

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(g)	2,084	2,614,614

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,231	1,467,513

District of Columbia — 1.0%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	920	1,047,944
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/30	2,190	2,310,056

		3,358,000

Florida — 6.1%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	2,740	3,187,031
City Of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	2,340	2,893,129
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	2,050	2,354,323
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(e)	1,540	1,608,207
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	4,200	5,588,730
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(g)	2,117	2,456,173
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,107,014

		20,194,607

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.70%, 06/01/49	1,788	1,973,249

Illinois — 4.8%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	490	491,666

6

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	$1,858	$1,980,877
Series B, 5.00%, 01/01/40	930	1,103,060
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	10,000	12,306,797

		15,882,400

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	1,350	1,517,846

Maryland — 1.3%
City of Baltimore Maryland, RB
Series A, 5.00%, 07/01/41	2,478	3,011,895
Series A, 5.00%, 07/01/46	939	1,138,536

		4,150,431

Massachusetts — 0.4%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,321	1,472,177

Michigan — 3.2%
Michigan Finance Authority, RB
Series A, 5.00%, 11/01/44	1,750	2,055,588
Series A, 4.00%, 02/15/50	2,550	2,960,984
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/21(e)	4,685	4,760,756
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	760	893,699

		10,671,027

Nevada — 2.1%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/38	2,716	3,401,297
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	3,080	3,688,269

		7,089,566

New Jersey — 1.6%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	720	862,034
New Jersey Turnpike Authority, Refunding RB
Series B, 4.00%, 01/01/37	2,054	2,416,785
Series G, 4.00%, 01/01/43	1,906	2,206,146

		5,484,965

New York — 7.5%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,080	3,512,309
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,940	2,178,542
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 4.00%, 07/15/42(g)	1,500	1,551,945
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series A-3, 5.00%, 08/01/40(g)	2,714	3,397,290

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System, Refunding RB Series CC, 5.00%, 06/15/23(e)	$2,312	$2,514,281
Series CC, 5.00%, 06/15/47	2,608	2,835,598
Series DD, 5.00%, 06/15/35	1,470	1,665,010
Series FF, 5.00%, 06/15/39	2,595	3,037,837
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	1,573	1,830,025
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,001	2,450,128

		24,972,965

Ohio — 1.5%
Northeast Ohio Regional Sewer District, Refunding RB 4.00%, 11/15/43	2,581	3,079,896
4.00%, 11/15/49(g)	1,875	2,064,619

		5,144,515

Pennsylvania — 1.1%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 129, 3.40%, 10/01/49	1,362	1,460,454
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/44	1,094	1,178,051
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	800	930,048

		3,568,553

South Carolina — 0.6%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(g)	1,770	2,002,932

Texas — 3.8%
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(e)(g)	1,996	2,018,858
Harris County Toll Road Authority, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	1,094	1,355,734
Houston Community College System, GO, 4.00%, 02/15/23(e)	1,305	1,383,378
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	1,649	1,707,147
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	3,080	3,712,355
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	805	883,289
Series A, (GNMA), 3.00%, 09/01/45	408	430,829
Series A, (GNMA), 3.75%, 09/01/49	442	484,268
Series A, (GNMA), 3.00%, 03/01/50	772	816,323

		12,792,181

Utah — 1.7%
County of Utah, RB, Series B, 4.00%, 05/15/47	5,135	5,608,241

Virginia — 0.7%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.50%, 07/01/57	1,962	2,461,108

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	$2,565	$3,336,475

Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/42	1,920	2,020,301

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.0% (Cost: $130,258,739)		143,409,369

Total Long-Term Investments — 157.3% (Cost: $463,451,724)		524,946,467

	Shares

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	1,676,316	1,676,652

Total Short-Term Securities — 0.5% (Cost: $1,676,652)		1,676,652

Total Investments — 157.8% (Cost: $465,128,376)		526,623,119

Other Assets Less Liabilities — 0.9%		2,941,328

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.8)%		(79,350,968)

VMTP Shares at Liquidation Value — (34.9)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$333,713,479

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 1, 2021 to October 1, 2027, is $13,000,403.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,059,716	$616,936	(a)	$—	$—	$—	$1,676,652	1,676,316	$32	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	117	09/21/21	$15,740	$(129,571)
U.S. Long Bond	72	09/21/21	11,878	(388,227)
5-Year U.S. Treasury Note	99	09/30/21	12,324	(69,009)

				$(586,807)

8

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$381,537,098	$—	$381,537,098
Municipal Bonds Transferred to Tender Option Bond Trusts.	—	143,409,369	—	143,409,369
Short-Term Securities
Money Market Funds	1,676,652	—	—	1,676,652

	$1,676,652	$524,946,467	$—	$526,623,119

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts.	$(586,807)	$—	$—	$(586,807)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(79,336,793)	$—	$(79,336,793)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

	$—	$(195,836,793)	$—	$(195,836,793)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

Portfolio Abbreviation (continued)

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Portfolio Abbreviation (continued)

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

10